Jan. 30, 2017
AB BOND FUNDS ("Bond Funds")
- AB Credit Long/Short Portfolio
- AB Global Bond Fund
- AB High Income Fund
- AB High Yield Portfolio
- AB Income Fund
- AB Intermediate Bond Portfolio
- AB Limited Duration High Income Portfolio
- AB Tax-Aware Fixed Income Portfolio
- AB Unconstrained Bond Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *